Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
AAMA Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	AAMA Equity Fund
Account Value	$ 20,109	$ 20,109	$ 20,109	$ 17,241	$ 15,121	$ 16,605	$ 12,402	$ 11,943	$ 11,130	$ 10,000
Average Annual Return, Percent	16.39%	10.77%	10.49%
AAMA Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name	AAMA Income Fund
Account Value	$ 10,258	$ 10,258	$ 10,258	9,885	9,938	10,513	10,584	10,239	9,982	10,000
Average Annual Return, Percent	3.75%	(0.01%)	0.37%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,357	$ 20,357	$ 20,357	18,336	16,004	17,629	11,589	11,943	11,201	10,000
Average Annual Return, Percent	24.56%	15.05%	14.28%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,620	$ 10,620	$ 10,620	10,363	10,434	11,699	11,699	10,690	9,982	10,000
Average Annual Return, Percent	2.63%	(0.23%)	0.86%
S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Account Value	$ 25,452	$ 25,452	$ 25,452	20,349	17,029	19,077	13,461	12,508	11,448	10,000
Average Annual Return, Percent	11.79%	10.94%	10.69%
Bloomberg U.S. 15 Year Government Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 11,062	$ 11,062	$ 11,062	$ 10,584	$ 10,611	$ 11,142	$ 11,080	$ 10,478	$ 9,982	$ 10,000
Average Annual Return, Percent	4.66%	1.02%	1.45%